ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 3) € in Millions, ¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233							$ 7,093,653
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,198,865							6,186,760
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments |					4,095,741							3,542,006
Senior Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments		$ 1,094,267							$ 1,045,465
Senior Bonds [Member] | Switzerland, Francs
Disclosure of financial liabilities [line items]
Issued debt instruments | SFr						SFr 386,979							SFr 268,281
Senior Bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 1,291,900							$ 1,135,527
Senior Bonds [Member] | AUD
Disclosure of financial liabilities [line items]
Issued debt instruments							$ 24,954							$ 14,534
Senior Bonds [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments | ¥				¥ 191,598							¥ 126,059
Senior Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Issued debt instruments | €			€ 113,426							€ 54,888